Loss per common share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Loss per common share

Note 2 – Loss per common share

All shares issuable for both periods were anti-dilutive because of the reported net loss. Basic and diluted loss per share for the three and six month periods ended June 30, 2013 and 2012, respectively, were as follows:

	Three Months Ended		Six Months Ended
	June 30 2013	June 30 2012	June 30, 2013	June 30, 2012
Loss available to stockholders	$(1,090,480)	$(396,973)	$(1,950,873)	$(835,286)

Weighted average shares outstanding - Basic and diluted	13,205,476	13,114,604	13,209,165	13,064,879
Basic and diluted loss per share	$(0.08)	$(0.03)	$(0.15)	$(0.06)

Anti-dilutive shares underlying stock options outstanding	1,134,000	1,095,250	1,134,000	1,095,250
Anti-dilutive convertible debentures	75,806	159,139	75,806	159,139

Note 3 – Loss per common share

Basic and diluted earnings per share for the years ended December 31, 2012, 2011, and 2010, respectively, were as follows:

	2012	2011	2010
Loss available to stockholders	$(1,636,957)	$(1,574,501)	$(355,308)

Weighted average shares outstanding - Basic and diluted	13,135,072	12,052,914	11,470,658
Basic and diluted loss per share	$(0.12)	$(0.13)	$(0.03)

Anti-dilutive shares underlying stock options outstanding	1,096,500	1,095,250	620,000
Anti-dilutive shares underlying convertible debentures	75,806	159,140	159,140